Note 6 - Transactions with Related Parties (Details Textual) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 12, 2016	Jan. 02, 2015	Oct. 02, 2014	Mar. 07, 2014	Oct. 16, 2013	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 24, 2015
Due from Related Parties, Current										$ 34,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										22,875	22,875
Due to Related Parties, Current										$ 1,108,000	$ 1,575,000
Proceeds from Related Party Debt										235,000	3,850,000
Stock Issued During Period, Shares, Transfer of Liabilities	1,355,816
Chief Executive Officer [Member]
Stock Repurchased During Period, Shares						2,103
Central Mare [Member]
Management Fees Fixed Monthly Fee					$ 15,000
Due from Related Parties, Current										34,000	14,000
Related Party Transaction, Amounts of Transaction										1,577,000	1,691,000	873,000
Agreement Termination Fee				$ 0
Non-Employee [Member] | Management Fees - Related Parties [Member]
Allocated Share-based Compensation Expense								$ 47,000	$ 131,000	47,000	131,000	0
Central Shipping Monaco SAM [Member]
Management Fees Per Vessel Per Day										$ 520
Related Party Chartering Commission Percentage										1.25%
Related Party Sale or Purchase Commission Percentage										1.00%
Relate Party Financing Commission Percentage										0.20%
Related Party, Supervision Services Fee, Percentage										7.00%
RelatedPartyTransactionTerm										5 years
Related Party Transaction, Amounts of Transaction										$ 2,598,000	2,657,000	1,297,000
Due to Related Parties, Current										579,000	1,561,000
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member]
Management Fees Per Vessel Per Day										572
Central Shipping Monaco SAM [Member] | Commercial Management Fee [Member]
Management Fees Per Vessel Per Day										312
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction										618,000	1,037,000	665,000
Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member] | Incentive Fee for the Provision of Services [Member]
Related Party Transaction, Amounts of Transaction											$ 600,000	$ 400,000
Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									22,875
Navis [Member]
Related Party Brokerage Commission, Percentage			2.00%
Navis [Member] | Sale and Leaseback Brokerage Commissions [Member]
Related Party Transaction, Amounts of Transaction							$ 1,140,000
Atlantis [Member] | Unsecured Credit Facility Used to Pay Penultimate Shipyard Installment for M/T Stenaweco Evolution [Member]
Proceeds from Related Party Debt		$ 2,250,000
Family Trading [Member]
Lease Termination Fee, Assumed by Related Party	$ 3,796,000
Stock Issued During Period, Shares, Transfer of Liabilities	1,355,816
Due to Related Parties										529,000
Family Trading [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 15,000,000
Family Trading [Member] | Interest Payable [Member]
Due to Related Parties										306,000
Family Trading [Member] | Commitment Fees Payable [Member]
Due to Related Parties										$ 223,000